EMPLOYEE RELATED LIABILITIES (Schedule of Components of Net Periodic Benefit Cost Recognized in Other Comprehensive Income (Loss)) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Postretirement Medicare Plan [Member]
Net periodic benefit cost
Service cost	$ 5	$ 6	$ 7
Interest cost	52	57	72
Amortization of prior service costs	0	0	0
Amortization of net loss (gain)	(179)	(241)	(298)
Total net periodic benefit cost	(122)	(178)	(219)
Other changes in plan assets and benefits obligations recognized in other comprehensive income:
Prior service cost for the period	0	0	0
Net loss (gain) for the period	(23)	146	(1)
Amortization of prior service costs	0	0	0
Amortization of net gain (loss)	179	241	298
Total recognized in other comprehensive income (loss)	156	387	297
Total recognized in net periodic benefit cost and other comprehensive income (loss)	$ 34	$ 209	$ 78
Weighted average assumptions used:
Discount rate	2.80%	3.40%	4.50%
Expected return on plan assets
Rate of comprehension increases
Assumed health care cost trend rates:
Measurement date	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Postretirement Medicare Plan [Member] | Pre-65 [Member]
Assumed health care cost trend rates:
Health care cost trend rate assumed for current year, medicare advantage	6.00%	6.20%	6.90%
Health care cost trend rate assumed for current year, non-medicare advantage	6.00%	6.20%	6.90%
Ultimate rate	4.50%	4.50%	4.50%
Year the ultimate rate is reached	2029	2029	2029
Postretirement Medicare Plan [Member] | Post-65 [Member]
Assumed health care cost trend rates:
Health care cost trend rate assumed for current year, medicare advantage	6.50%	(5.00%)	13.10%
Health care cost trend rate assumed for current year, non-medicare advantage	6.50%	6.10%	7.90%
Ultimate rate	4.50%	4.50%	4.50%
Year the ultimate rate is reached	2029	2029	2029
Pension Plan [Member]
Net periodic benefit cost
Interest cost	$ 575	$ 687	$ 817
Expected return on the plan's assets	(788)	(909)	(930)
Expected Administrative Expenses	100	100	100
Amortization of prior service costs	3	3	3
Amortization of net loss (gain)	27	27	0
Total net periodic benefit cost	(83)	(92)	(10)
Other changes in plan assets and benefits obligations recognized in other comprehensive income:
Prior service cost for the period	0	0	0
Net loss (gain) for the period	(1,038)	149	1,158
Amortization of prior service costs	(3)	(3)	(3)
Amortization of net gain (loss)	(27)	(27)	0
Total recognized in other comprehensive income (loss)	(1,068)	119	1,155
Total recognized in net periodic benefit cost and other comprehensive income (loss)	$ (1,151)	$ 27	$ 1,145
Weighted average assumptions used:
Discount rate	2.50%	3.20%	4.40%
Expected return on plan assets	3.10%	3.80%	4.20%
Rate of comprehension increases